AB Cap Fund, Inc.

AB Concentrated International Growth Portfolio

Portfolio of Investments

September 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.6%
Information Technology – 21.3%
Electronic Equipment, Instruments & Components – 6.5%
Keyence Corp.	22,700	$13,548,972
Murata Manufacturing Co., Ltd.	217,000	19,194,180

		32,743,152

IT Services – 6.9%
Capgemini SE	99,081	20,547,089
Worldline SA/France(a) (b)	183,540	13,990,524

		34,537,613

Semiconductors & Semiconductor Equipment – 4.2%
ASML Holding NV	28,060	20,962,453

Software – 3.7%
SAP SE	81,163	10,975,602
TeamViewer AG(a) (b)	268,274	7,848,508

		18,824,110

		107,067,328

Industrials – 18.9%
Electrical Equipment – 3.7%
Nidec Corp.	169,700	18,707,726

Machinery – 7.6%
Alstom SA	293,983	11,151,578
FANUC Corp.	63,200	13,857,349
KION Group AG	138,389	12,867,066

		37,875,993

Professional Services – 3.7%
Recruit Holdings Co., Ltd.	301,700	18,441,660

Trading Companies & Distributors – 3.9%
Ashtead Group PLC	260,722	19,708,849

		94,734,228

Financials – 14.5%
Banks – 2.4%
HDFC Bank Ltd. (ADR)	167,098	12,213,193

Capital Markets – 9.4%
London Stock Exchange Group PLC	141,340	14,163,421
Partners Group Holding AG	10,509	16,400,744
St. James’s Place PLC	807,492	16,288,971

		46,853,136

Insurance – 2.7%
AIA Group Ltd.	1,183,600	13,616,608

		72,682,937

Consumer Discretionary – 13.4%
Hotels, Restaurants & Leisure – 2.5%
Yum China Holdings, Inc.	217,331	12,629,104

Company	Shares	U.S. $ Value

Internet & Direct Marketing Retail – 3.8%
Alibaba Group Holding Ltd. (ADR)(b)	67,159	$9,942,890
Prosus NV(c)	115,113	9,213,758

		19,156,648

Specialty Retail – 1.9%
Fast Retailing Co., Ltd.	12,600	9,292,695

Textiles, Apparel & Luxury Goods – 5.2%
adidas AG	43,395	13,637,157
LVMH Moet Hennessy Louis Vuitton SE	17,172	12,299,679

		25,936,836

		67,015,283

Health Care – 11.6%
Biotechnology – 3.2%
Genmab A/S(b)	36,611	15,996,136

Health Care Equipment & Supplies – 2.2%
Koninklijke Philips NV	257,470	11,438,594

Life Sciences Tools & Services – 6.2%
Eurofins Scientific SE	117,319	15,062,763
Lonza Group AG	21,250	15,939,824

		31,002,587

		58,437,317

Consumer Staples – 8.6%
Beverages – 1.7%
Pernod Ricard SA	37,520	8,271,773

Food Products – 5.4%
Kerry Group PLC - Class A	97,614	13,116,256
Nestle SA	117,412	14,146,974

		27,263,230

Personal Products – 1.5%
Kose Corp.(c)	63,100	7,546,462

		43,081,465

Communication Services – 3.9%
Diversified Telecommunication Services – 3.9%
Cellnex Telecom SA(a) (c)	315,356	19,470,095

Materials – 3.4%
Chemicals – 3.4%
Sika AG	53,973	17,064,804

Total Common Stocks (cost $416,357,042)		479,553,457

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 4.0%
Investment Companies – 4.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $19,906,409)	19,906,409	$19,906,409

Total Investments Before Security Lending Collateral for Securities Loaned – 99.6% (cost $436,263,451)		499,459,866

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.5%
Investment Companies – 2.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $12,318,312)	12,318,312	12,318,312

Total Investments – 102.1% (cost $448,581,763)(g)		511,778,178
Other assets less liabilities – (2.1)%		(10,442,504)

Net Assets – 100.0%		$501,335,674

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	1,311	EUR	1,115	11/08/2021	$(18,318)
Bank of America, NA	USD	3,189	GBP	2,352	11/10/2021	(19,863)
Bank of America, NA	USD	4,412	JPY	482,867	11/17/2021	(72,343)
Barclays Bank PLC	USD	2,087	EUR	1,774	11/08/2021	(31,232)
Barclays Bank PLC	USD	2,554	JPY	280,999	11/17/2021	(28,577)
Barclays Bank PLC	CNY	63,784	USD	9,814	12/09/2021	(26,834)
BNP Paribas SA	EUR	2,060	USD	2,432	11/08/2021	44,234
BNP Paribas SA	AUD	1,896	USD	1,372	11/09/2021	1,585
BNP Paribas SA	HKD	101,542	USD	13,030	11/10/2021	(15,131)
Citibank, NA	EUR	3,999	USD	4,701	11/08/2021	65,330
Citibank, NA	USD	2,603	EUR	2,210	11/08/2021	(41,808)
Citibank, NA	USD	34,095	AUD	47,312	11/09/2021	113,813
Citibank, NA	JPY	408,864	USD	3,701	11/17/2021	26,315
Citibank, NA	USD	20,426	JPY	2,234,669	11/17/2021	(341,304)
Goldman Sachs Bank USA	EUR	20,885	USD	24,733	11/08/2021	524,612
Goldman Sachs Bank USA	USD	1,494	EUR	1,260	11/08/2021	(34,008)
Goldman Sachs Bank USA	USD	17,548	GBP	12,776	11/10/2021	(332,649)
Goldman Sachs Bank USA	JPY	449,269	USD	4,016	11/17/2021	(22,408)
Goldman Sachs Bank USA	USD	5,041	JPY	562,137	11/17/2021	11,557
HSBC Bank USA	CHF	1,632	USD	1,763	10/28/2021	11,077
HSBC Bank USA	USD	2,159	AUD	2,936	11/09/2021	(36,394)
HSBC Bank USA	JPY	425,467	USD	3,871	11/17/2021	47,329
Natwest Markets PLC	USD	4,596	CHF	4,235	10/28/2021	(49,325)
Natwest Markets PLC	USD	1,950	JPY	214,186	11/17/2021	(24,764)
Natwest Markets PLC	USD	1,503	CNY	9,752	12/09/2021	1,994
State Street Bank & Trust Co.	USD	10,083	SEK	88,101	10/13/2021	(18,912)
State Street Bank & Trust Co.	CHF	15,082	USD	16,699	10/28/2021	506,594

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	EUR	2,796	USD	3,279	11/08/2021	$38,084
State Street Bank & Trust Co.	USD	7,028	EUR	5,979	11/08/2021	(97,408)
State Street Bank & Trust Co.	HKD	9,894	USD	1,271	11/10/2021	(351)
State Street Bank & Trust Co.	CNY	117,900	USD	18,205	12/09/2021	16,000
UBS AG	CHF	1,372	USD	1,476	10/28/2021	2,481
UBS AG	USD	1,323	CHF	1,233	10/28/2021	704
UBS AG	USD	2,296	CHF	2,130	10/28/2021	(9,607)
UBS AG	EUR	5,487	USD	6,496	11/08/2021	135,542
UBS AG	USD	3,214	AUD	4,390	11/09/2021	(40,090)
UBS AG	GBP	1,284	USD	1,769	11/10/2021	38,660
UBS AG	USD	1,373	HKD	10,689	11/10/2021	390
UBS AG	USD	1,689	JPY	185,637	11/17/2021	(20,052)

						$304,923

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2021, the aggregate market value of these securities amounted to $41,309,127 or 8.2% of net assets.

(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of September 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $94,438,202 and gross unrealized depreciation of investments was $(30,936,864), resulting in net unrealized appreciation of $63,501,338.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

SEK – Swedish Krona

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

COUNTRY BREAKDOWN1

September 30, 2021 (unaudited)

20.1%	Japan
13.3%	France
12.7%	Switzerland
10.0%	United Kingdom
9.1%	Germany
6.5%	Netherlands
6.4%	China
3.9%	Spain
3.2%	Denmark
3.0%	Luxembourg
2.7%	Hong Kong
2.6%	Ireland
2.5%	India
4.0%	Short-Term

100.0%	Total Investments

1

All data are as of September 30, 2021. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

AB Cap Fund, Inc.

AB Concentrated International Growth Portfolio

September 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2021:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$—	$107,067,328		$—	$107,067,328
Industrials	—	94,734,228		—	94,734,228
Financials	12,213,193	60,469,744		—	72,682,937
Consumer Discretionary	22,571,994	44,443,289		—	67,015,283
Health Care	15,062,763	43,374,554		—	58,437,317
Consumer Staples	13,116,256	29,965,209		—	43,081,465
Communication Services	19,470,095	—		—	19,470,095
Materials	—	17,064,804		—	17,064,804
Short-Term Investments	19,906,409	—		—	19,906,409
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	12,318,312	—		—	12,318,312

Total Investments in Securities	114,659,022	397,119,156	(a)	—	511,778,178
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	1,586,301		—	1,586,301
Liabilities:
Forward Currency Exchange Contracts	—	(1,281,378)		—	(1,281,378)

Total	$114,659,022	$397,424,079		$—	$512,083,101

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2021 is as follows:

Fund	Market Value 06/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$12,685	$34,237	$27,016	$19,906	$1
Government Money Market Portfolio*	0	25,750	13,432	12,318	0	**
Total	$12,685	$59,987	$40,448	$32,224	$1

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.